State Street

PO Box 5049

Boston, MA 02206-5049

May 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             FPA Funds Trust, Inc. (“Registrant”)

1933 Act File No. 33-79858

1940 Act File No. 811-8544

Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus for the FPA Crescent Fund and the Prospectus for the FPA International Value Fund, each dated April 30, 2016, do not differ from those contained in Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 29, 2016 (Accession # 0001104659-16-116356).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

Enclosures

cc:  J. Richard Atwood